Loans	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
LOANS
LOANS
Loans were as follows for the dates indicated:

	December 31,
	2013	2012
	(Dollars in thousands)
Commercial	$128,922	$124,563
Mortgage	35,438	36,996
Mortgage warehouse	115,443	137,467
Residential construction	792	1,475
Indirect auto	508	1,154
Home equity	11,397	12,267
Consumer and other	4,412	3,864
Subtotal	296,912	317,786
Less: Net deferred loan (fees) costs	278	214
Allowance for loan losses	(3,905)	(4,308)
Loans, net	$293,285	$313,692

As of December 31, 2013 and 2012, the Bank’s mortgage warehouse division had repurchase agreements with 18 and eleven mortgage companies, respectively. For the year ended December 31, 2013, the mortgage companies originated and sold $2.3 billion in mortgage loans. The Bank recorded interest income of $4.4 million, mortgage warehouse loan fees of $680,000, and wire transfer fees of $239,000 for the year ended December 31, 2013. For the year ended December 31, 2012, the mortgage companies originated and sold $2.8 billion in mortgage loans. The Bank recorded interest income of $5.2 million, mortgage warehouse loan fees of $835,000, and wire transfer fees of $295,000 for the year ended December 31, 2012.
The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2013:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$3,131	$401	$601	$2	$7	$130	$36	$—	$4,308
Charge-offs	(205)	(190)	—	—	(8)	(22)	(18)	—	(443)
Recoveries	—	19	—	—	1	—	14	—	34
Provision	(201)	228	(93)	(2)	4	3	47	20	6
Ending balance	$2,725	$458	$508	$—	$4	$111	$79	$20	$3,905
The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2012:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772
Charge-offs	(383)	(84)	—	—	(3)	(35)	(64)	—	(569)
Recoveries	46	2	—	—	4	1	15	—	68
Provision	694	109	208	(1)	(13)	45	(5)	—	1,037
Ending balance	$3,131	$401	$601	$2	$7	$130	$36	$—	$4,308

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$792	$135	$—	$—	$—	$32	$—	$—	$959
Collectively evaluated for impairment	1,933	323	508	—	4	79	79	20	2,946
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—
Total ending allowance	$2,725	$458	$508	$—	$4	$111	$79	$20	$3,905
Loans:
Individually evaluated for impairment	$9,935	$1,473	$—	$—	$—	$43	$—	$—	$11,451
Collectively evaluated for impairment	118,539	33,838	115,443	787	508	11,411	4,422	—	284,948
Acquired with deteriorated credit quality	668	123	—	—	—	—	—	—	791
Total ending loan balance	$129,142	$35,434	$115,443	$787	$508	$11,454	$4,422	$—	$297,190
The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,137	$132	$—	$—	$—	$22	$—	$—	$1,291
Collectively evaluated for impairment	1,994	269	601	2	7	108	36	—	3,017
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—
Total ending allowance	$3,131	$401	$601	$2	$7	$130	$36	$—	$4,308
Loans:
Individually evaluated for impairment	$6,337	$2,125	$—	$—	$—	$53	$—	$—	$8,515
Collectively evaluated for impairment	117,682	34,731	137,467	1,466	1,154	12,267	3,867	—	308,634
Acquired with deteriorated credit quality	712	139	—	—	—	—	—	—	851
Total ending loan balance	$124,731	$36,995	$137,467	$1,466	$1,154	$12,320	$3,867	$—	$318,000

The following table presents information related to impaired loans by class of loans as of and for the year ended December 31, 2013:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
	(Dollars in thousands)
With no related allowance recorded:
Commercial:
Real estate	$2,832	$2,835	$—	$1,326	$42	$—
Five or more family	3,508	3,508	—	10	—	—
Land	201	201	—	188	—	—
Mortgage	769	770	—	985	1	38
Home equity	11	11	—	26	—	—
Subtotal	7,321	7,325	—	2,535	43	38
With an allowance recorded:
Commercial:
Real estate	843	844	275	1,111	—	—
Land	2,547	2,547	517	2,834	—	—
Mortgage	702	703	135	859	—	—
Home equity	32	32	32	15	—	—
Subtotal	4,124	4,126	959	4,819	—	—
Total	$11,445	$11,451	$959	$7,354	$43	$38
The following table presents information related to impaired loans by class of loans as of and for the year ended December 31, 2012:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
	(Dollars in thousands)
With no related allowance recorded:
Commercial:
Commercial and other	$—	$—	$—	$6	$—	$—
Real estate	2,150	2,152	—	1,348	10	—
Land	214	214	—	1,411	3	—
Mortgage	1,296	1,296	—	967	16	—
Home equity	31	31	—	21	—	—
Subtotal	3,691	3,693	—	3,753	29	—
With an allowance recorded:
Commercial:
Real estate	1,461	1,199	365	1,681	—	—
Land	2,772	2,772	772	1,640	—	—
Mortgage	829	829	132	826	—	—
Home equity	22	22	22	15	—	—
Subtotal	5,084	4,822	1,291	4,162	—	—
Total	$8,775	$8,515	$1,291	$7,915	$29	$—

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.
The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2013 and 2012. The Bank had no loans greater than 90 days past due that were still accruing as of December 31, 2013 and 2012.

	Nonaccrual
	2013	2012
	(Dollars in thousands)
Commercial:
Commercial and other	$27	$29
Real estate	898	3,292
Land	2,748	2,985
Mortgage	1,191	1,958
Indirect auto	3	5
Home equity	43	53
Consumer and other	—	39
Total	$4,910	$8,361

The following table presents the aging of the recorded investment in past due loans as of December 31, 2013 by class of loans:

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
	(Dollars in thousands)
Commercial:
Commercial and other	$2	$—	$—	$2	$17,754	$17,756
Real estate	2,379	—	873	3,252	80,635	83,887
Five or more family	76	—	—	76	15,314	15,390
Construction	—	—	—	—	3,951	3,951
Land	—	—	2,318	2,318	5,840	8,158
Mortgage	641	7	1,162	1,810	33,624	35,434
Mortgage warehouse	—	—	—	—	115,443	115,443
Residential construction:
Construction	—	—	—	—	498	498
Land	—	—	—	—	289	289
Indirect auto	13	—	3	16	492	508
Home equity	4	—	12	16	11,438	11,454
Consumer and other	163	—	—	163	4,259	4,422
Total	$3,278	$7	$4,368	$7,653	$289,537	$297,190

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 by class of loans:

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
	(Dollars in thousands)
Commercial:
Commercial and other	$67	$—	$—	$67	$20,208	$20,275
Real estate	1,019	24	2,644	3,687	76,193	79,880
Five or more family	—	—	—	—	14,286	14,286
Construction	—	—	—	—	1,795	1,795
Land	—	109	2,494	2,603	5,892	8,495
Mortgage	523	283	1,469	2,275	34,720	36,995
Mortgage warehouse	—	—	—	—	137,467	137,467
Residential construction:
Construction	—	—	—	—	1,099	1,099
Land	—	—	—	—	367	367
Indirect auto	10	—	5	15	1,139	1,154
Home equity	21	—	25	46	12,274	12,320
Consumer and other	3	—	—	3	3,864	3,867
Total	$1,643	$416	$6,637	$8,696	$309,304	$318,000

Troubled Debt Restructurings:
A loan modification is considered a troubled debt restructuring when a borrower is experiencing financial difficulty and the Company grants a concession it would not otherwise consider but for the borrower’s financial difficulties. At December 31, 2013 and 2012, the outstanding balance of loans that were modified as troubled debt restructurings totaled $2.2 million and $842,000, respectively. At December 31, 2013, $1.9 million of loans modified as troubled debt restructurings were considered performing and in accordance with their repayment terms, and $227,000 of loans modified as troubled debt restructurings were considered nonperforming. At December 31, 2012, all loans modified as troubled debt resturcturings were considered nonperforming. The Company has allocated $61,000 and $0, respectively of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2013 and 2012. The Company has not committed to lend additional amounts as of December 31, 2013 to customers with outstanding loans that are classified as troubled debt restructurings.
During the years ending December 31, 2013 and 2012, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.
The following table presents loans by class that were modified as troubled debt restructurings during the year ending December 31, 2013:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Commercial:
Real estate	3	$1,884	$1,882
Mortgage	2	43	89
Total	5	$1,927	$1,971

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the year ending December 31, 2013.
The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2012:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Commercial:
Real estate	2	$726	$589
Consumer and other	1	130	—
Total	3	$856	$589

The troubled debt restructurings described above increased the allowance for loan losses by $166,000 and resulted in charge-offs of $166,000 during the year ending December 31, 2012.
The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2013:

	Number of Loans	Recorded Investment
Troubled debt restructurings that subsequently defaulted:	(Dollars in thousands)
Commercial:
Real estate	1	$589
Total	1	$589

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the year ending December 31, 2013.
The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2012:

	Number of Loans	Recorded Investment
Troubled debt restructurings that subsequently defaulted:	(Dollars in thousands)
Mortgage	1	$127
Total	1	$127

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the year ending December 31, 2012.
A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.
In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s management loan committee.
Credit Quality Indicators:
The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. The analysis includes loans with risk ratings of Special Mention, Substandard, and Doubtful. This analysis is performed on a quarterly basis. The Company uses the following definitions for risk ratings:
Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.
Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.
Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. The Bank monitors credit quality on loans not rated through the loan’s individual payment performance.
As of December 31, 2013 and 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2013
	Not Rated	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial:
Commercial and other	$92	$17,265	$381	$18	$—
Real estate	—	72,031	6,716	5,117	23
Five or more family	187	11,694	—	3,509	—
Construction	—	3,951	—	—	—
Land	—	5,303	107	2,748	—
Mortgage	29,974	3,321	470	1,669	—
Mortgage warehouse	115,443	—	—	—	—
Residential construction:
Construction	498	—	—	—	—
Land	289	—	—	—	—
Indirect auto	508	—	—	—	—
Home equity	11,173	133	101	47	—
Consumer and other	3,487	703	232	—	—
Total	$161,651	$114,401	$8,007	$13,108	$23

	December 31, 2012
	Not Rated	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial:
Commercial and other	$11	$19,945	$319	$—	$—
Real estate	—	66,427	6,131	7,322	—
Five or more family	203	10,410	3,673	—	—
Construction	—	1,795	—	—	—
Land	—	4,754	755	2,986	—
Mortgage	30,121	4,077	447	2,350	—
Mortgage warehouse	137,467	—	—	—	—
Residential construction:
Construction	1,099	—	—	—	—
Land	367	—	—	—	—
Indirect auto	1,154	—	—	—	—
Home equity	12,060	115	86	59	—
Consumer and other	3,036	831	—	—	—
Total	$185,518	$108,354	$11,411	$12,717	$—

Purchased Loans:
The Company purchased loans during 2007, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The outstanding balance and carrying amount of those loans is as follows at the dates indicated:

	December 31,
	2013	2012
	(Dollars in thousands)
Commercial:
Commercial and other	$27	$29
Real estate	670	714
Mortgage	123	139
Outstanding balance	$820	$882
Carrying amount, net of allowance of $0	$791	$851

Accretable yield, or income expected to be collected, is as follows:

	December 31,
	2013	2012
	(Dollars in thousands)
Beginning balance	$128	$193
New loans purchased	—	—
Reclassification from nonaccretable yield	2	7
Accretion of income	(57)	(69)
Disposals	—	(3)
Ending balance	$73	$128

For the purchased loans disclosed above, the Company did not increase the allowance for loan losses during 2013 or 2012. No allowances for loan losses were reversed for the purchased loans disclosed above during 2013 or 2012.
There were no such loans purchased during the years ended December 31, 2013 or 2012.
Income is not recognized on certain purchased loans if the Company cannot reasonably estimate cash flows expected to be collected. The carrying amounts of such loans were $49,000 and $50,000, respectively, at December 31, 2013 and 2012.